Stockholders' Deficit (FY) (Details) - $ / shares			1 Months Ended
	Dec. 20, 2021	Oct. 31, 2021	Dec. 20, 2021	Oct. 31, 2021	Mar. 31, 2023	Mar. 22, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 22, 2021	Apr. 30, 2021
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized					1,000,000		1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized					100,000,000		100,000,000	100,000,000
Common stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Shares issued										5,175,000
Price per share (in Dollars per share)					$ 18		$ 18
Cancellation, common stock		862,500		862,500
Dividend description	the Company effected a 1.1- for-1 stock dividend of its common stock, resulting in an aggregate of 4,743,750 Founder Shares issued and outstanding. On December 22, 2021, the Company has also issued 450,000 shares (Representative’s Shares) of common stock (which included 37,500 Representative Shares issued pursuant to the full exercise of the over-allotment option) at the consummation of the IPO to I-Bankers and Dawson James (and/or their designees).
Shares issued common stock					974,132		18,975,000		450,000
Common stock shares, outstanding					5,193,750		5,193,750	5,193,750
Common stock shares, issued					5,193,750		5,193,750	5,193,750
Common stock subject to redemption							18,975,000	18,975,000
Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, par value (in Dollars per share)									$ 0.0001
Shares issued						18,000,868
Dividend description			Company effected a 1.1- for-1 stock dividend of its common stock, resulting in an aggregate of 4,743,750 Founder Shares issued and outstanding.
Over-Allotment Option [Member]
Stockholders' Deficit (Details) [Line Items]
Shares issued									2,475,000
Issued of full exercise of over-allotment									37,500
Business Combination [Member]
Stockholders' Deficit (Details) [Line Items]
Initial business combination percentage					50.00%		50.00%
Sponsor [Member]
Stockholders' Deficit (Details) [Line Items]
Shares issued										25,000
Price per share (in Dollars per share)										$ 0.005